Commitments and Contingencies - Contractual Obligations and Commercial Commitments (Details)	Dec. 31, 2016 USD ($)
Commitments And Contingencies [Line Items]
Payments Due, Total	$ 790,000
Payments Due Within 1 Year	356,000
Payments Due Within 2 - 3 Years	428,000
Payments Due Within 4 - 5 Years	6,000
Leases [Member]
Commitments And Contingencies [Line Items]
Payments Due, Total	240,000	[1]
Payments Due Within 1 Year	116,000	[1]
Payments Due Within 2 - 3 Years	118,000	[1]
Payments Due Within 4 - 5 Years	6,000	[1]
Employment Contracts [Member]
Commitments And Contingencies [Line Items]
Payments Due, Total	550,000	[2]
Payments Due Within 1 Year	240,000	[2]
Payments Due Within 2 - 3 Years	310,000	[2]
Payments Due Within 4 - 5 Years		[2]

[1]	In addition to lease obligations for office space, obligations include a lease for various office equipment which expires in 2020.
[2]	Relates to employment agreement with Daron Evans, the Company's President and Chief Executive Officer, entered into on April 15, 2015 for a term of four years,